                                                                 1999
                                                                 ANNUAL REPORT


                            MINNESOTA MUNICIPAL
                            TERM TRUSTS
                            MNA
                            MNB


[LOGO]  FIRST AMERICAN-Registered Trademark-
        Asset Management

                                   [LOGO]  FIRST AMERICAN-Registered Trademark-
                                           Asset Management

[Sidenote]

Contents

  2 Fund Overview

  7 Financial Statements and Notes

    Investments in Securities

    19 MNA

    22 MNB

 25 Independent Auditors' Report

 26 Federal Income
    Tax Information

 28 Shareholder Update


MINNESOTA MUNICIPAL TERM TRUSTS

PRIMARY INVESTMENTS

Investment-grade, tax-exempt Minnesota municipal obligations including municipal zero-coupon securities.

FUND OBJECTIVE

Minnesota Municipal Term Trust (MNA) and Minnesota Municipal Term Trust II (MNB) are non-diversified, closed-end management investment companies. The investment objectives of MNA and MNB are to provide high current income exempt from regular federal income tax and Minnesota personal income tax and to return $10 per share to investors on or before April 15, 2002; and April 15, 2003, respectively - although each fund's termination may be extended up to five years if necessary to assist the fund in reaching its $10 per share objective. Each fund's income may be subject to federal and/or state of Minnesota alternative minimum taxes. Investors should consult their tax advisors. As with other investment companies, there can be no assurance that either fund will achieve its objective.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

AVERAGE ANNUALIZED TOTAL RETURNS

Based on net asset value for the periods ended December 31, 1999

                                      One Year   Five Year    Since Inception
MINNESOTA MUNICIPAL TERM TRUST
   (MNA, inception 9/26/1991)           -0.16%     6.92%           7.30%
MINNESOTA MUNICIPAL TERM TRUST II
   (MNB, inception 4/24/1992)           -1.03%     7.51%           6.93%

All total returns are through December 31,1999, and reflect the reinvestment of distributions but not sales charges. Net asset value (NAV)-based performance is used to measure investment management results. As noted in earlier shareholder reports, we no longer compare the funds' NAV performance to a market benchmark. This is because our primary goal is to meet the funds' investment objectives of providing high current income exempt from regular federal and state of Minnesota personal income tax and returning $10 per share to investors at the funds' termination dates.

Average annualized total returns based on the change in market price for the one-year, five-year and since-inception periods ended December 31, 1999, were -8.15%, 7.76%, and 5.90% for MNA and -10.33%, 8.39%, and 5.29% for MNB. These
returns assume reinvestment of all distributions and reflect sales charges on those distributions as described in the funds' dividend reinvestment plan, but not on initial purchases.

PLEASE REMEMBER, YOU COULD LOSE MONEY WITH THESE INVESTMENTS. NEITHER SAFETY OF PRINCIPAL NOR STABILITY OF INCOME IS GUARANTEED. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that fund shares, when sold, may be worth more or less than their original cost. Closed-end funds, such as these funds, often trade at discounts to net asset value. Therefore, you may be unable to realize the full net asset value of your shares when you sell.

1   1999 Annual Report    MINNESOTA MUNICIPAL TERM TRUSTS

FUND OVERVIEW

FEBRUARY 15, 2000

WE ARE PLEASED THAT THE MINNESOTA MUNICIPAL TERM TRUSTS (MNA AND MNB) REMAIN ON TARGET TO MEET THEIR INVESTMENT OBJECTIVES OF PROVIDING HIGH TAX-EXEMPT INCOME AND RETURNING $10 PER SHARE TO INVESTORS ON OR SHORTLY BEFORE THEIR TERMINATION DATES. For the year ended December 31, 1999, the funds generally earned more than their monthly common and preferred stock dividends and added to their dividend reserves. The funds' net asset values remain above the $10 per share objective. The net asset values for MNA and MNB as of December 31, 1999, were $10.38 and $10.17, respectively.

MNA'S DIVIDEND RESERVE REACHED A LEVEL WHERE THE FUND COULD NOT CONTINUE TO ACCUMULATE ADDITIONAL AMOUNTS. As a result, MNA paid out special dividends in 1999.

1999 WAS ONE OF THE WORST YEARS ON RECORD FOR THE FIXED-INCOME MARKETS. Interest rates rose sharply throughout the year, producing negative total returns in the broad market indexes for the first time since 1994. The decline was triggered largely by fear of accelerating inflation. The fact that broad measures of inflation remain benign has done little to assuage the market.

AS A RESULT OF HIGHER INTEREST RATES, ISSUANCE OF MUNICIPAL REFUNDING BONDS SLOWED SIGNIFICANTLY FROM 1998. This contributed to overall issuance being down from 1998. The funds performed relatively well given

[Sidenote]

Fund Management

TEAM LEADER DOUG WHITE, CFA, is responsible for the management of the Minnesota Municipal Term Trusts. He has 17 years of financial experience.

--------------------------------------------------------------------------------
BONDS MATURING LESS THAN A YEAR BEYOND THE FUNDS' TERMINATION DATES
--------------------------------------------------------------------------------
                                                        MNA              MNB
                                                     Inception       Inception
                                                     9/26/1991       4/24/1992
--------------------------------------------------------------------------------
   At the Fund's Inception                              0%                0%
--------------------------------------------------------------------------------
   As of December 31, 1999                             67%               61%
--------------------------------------------------------------------------------

2   1999 Annual Report   MINNESOTA MUNICIPAL TERM TRUSTS

FUND OVERVIEW CONTINUED

their comparatively short durations, as evidenced by their net asset values remaining above $10.

OUR STRATEGY REMAINS IN PLACE OF SELLING LONGER MATURITY BONDS IN FAVOR OF THOSE CLOSER TO THE FUNDS' TERMINATION DATES. As shown in the table on page 2, the percentage of bonds with maturity or refund dates less than a year beyond the funds' termination dates continues to increase.

WE EXPECT THAT THE FUNDS' NET ASSET VALUES WILL DECLINE AS THE FUNDS NEAR THEIR TERMINATION DATES. Several factors contribute to this decline. A number of bonds currently have market values in excess of their maturity or redemption values. As the maturity and/or refunding dates of these bonds approach, their market prices will converge toward prices that are at or near their maturity or refunding prices.

IN ADDITION, AS THE FUNDS APPROACH TERMINATION, AND AS OPPORTUNITIES ARISE, WE MAY CONTINUE TO SELL LONGER MATURITY BONDS IN FAVOR OF BONDS WITH SHORTER MATURITIES, AND LOWER COUPONS, THAT COME DUE CLOSER TO THE FUNDS' TERMINATION DATES. Any gains realized as a result of these sales will be distributed to shareholders, reducing net asset value. If the shorter-maturity bonds pay insufficient income to maintain our current dividends, the funds' dividend reserves may be used to

--------------------------------------------------------------------------------
DISTRIBUTION HISTORY SINCE INCEPTION
--------------------------------------------------------------------------------
                                                         MNA          MNB
                                                      Inception    Inception
                                                      9/26/1991    4/24/1992

Total Monthly Income Distributions Through 12/31/1999
--------------------------------------------------------------------------------
     Common Shareholders                               $5.13          $4.48
--------------------------------------------------------------------------------
     Preferred Shareholders (On a Common Share Basis)  $1.25          $1.13
--------------------------------------------------------------------------------
   Total Capital Gains Distributions to Common
   Shareholders Through 12/31/1999                     $0.16          $0.18
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

3   1999 Annual Report   MINNESOTA MUNICIPAL TERM TRUSTS

FUND OVERVIEW CONTINUED

supplement common and/or preferred dividends. See the net asset value summary chart for each fund's current accumulated realized gains, unrealized appreciation and current dividend reserve.

SHAREHOLDERS ALSO SHOULD REMEMBER THAT THE FUNDS ARE ALWAYS SUBJECT TO INTEREST RATE RISK AND CREDIT RISK, WHICH CAN HAVE AN IMPACT ON NET ASSET VALUE. However, we are optimistic about achieving the funds' objectives and do not anticipate events that would cause us to change the funds' investment strategies as they move toward termination.

THANK YOU FOR YOUR INVESTMENT IN THE MINNESOTA MUNICIPAL TERM TRUSTS.
We remain committed to providing you with quality service and look forward to helping you achieve your investment goals.

--------------------------------------------------------------------------------
NET ASSET VALUE SUMMARY OF COMMON SHARES
--------------------------------------------------------------------------------
                                                           MNA           MNB
                                                        Inception     Inception
                                                        9/26/1991     4/24/1992

   Initial Offering Price                                 $10.00        $10.00
--------------------------------------------------------------------------------
   Initial Offering and Underwriting Expenses
   (Common and Preferred Stock)                          - $0.66       - $0.67
--------------------------------------------------------------------------------
   Accumulated Realized Gains or Losses at 12/31/1999     $(0.05)        $0.00
--------------------------------------------------------------------------------
   SUBTOTAL                                                $9.29         $9.33
--------------------------------------------------------------------------------
   Dividend Reserve
   (Undistributed Net Investment Income) at 12/31/1999   + $0.67       + $0.52
--------------------------------------------------------------------------------
   Unrealized Appreciation on Investments at 12/31/1999  + $0.42       + $0.32
--------------------------------------------------------------------------------
   NET ASSET VALUE PER SHARE ON 12/31/1999                $10.38        $10.17
--------------------------------------------------------------------------------

4   1999 Annual Report   MINNESOTA MUNICIPAL TERM TRUSTS

FUND OVERVIEW CONTINUED

PORTFOLIO COMPOSITION

As a percentage of total assets on December 31, 1998

     MINNESOTA MUNICIPAL TERM TRUST
     Utility Revenue                                                21%
     Tax Revenue                                                     5%
     Building Revenue                                                1%
     Health Care Revenue                                            21%
     Other Assets                                                    2%
     Housing Revenue                                                19%
     IDR Pollution Control Revenue                                   3%
     Short-Term Securities                                           1%
     Certificates of Participation                                   5%
     Education Revenue                                               1%
     General Obligations                                            21%

     MINNESOTA MUNICIPAL TERM TRUST II
     General Obligations                                            23%
     Health Care Revenue                                            16%
     Pollution Control Revenue                                      13%
     Education Revenue                                               5%
     Other Assets                                                    2%
     Housing Revenue                                                12%
     Industrial Development Revenue                                  4%
     Building Revenue                                                7%
     Utility Revenue                                                18%

5   1999 Annual Report   MINNESOTA MUNICIPAL TERM TRUSTS

FUND OVERVIEW CONTINUED

[Sidenote]

--------------------------------------------------------------------------------
PREFERRED STOCK
--------------------------------------------------------------------------------
The preferred stock issued by MNA and MNB pays dividends at a specified rate and has preference over common stock in the payments of dividends and the liquidation of assets. Rates paid on preferred stock are reset every seven days and are based on short-term, tax-exempt interest rates. Preferred shareholders accept these short-term rates in exchange for low credit risk (shares of preferred stock are rated AAA by Moody's and S&P) and high liquidity (shares of preferred stock trade at par and are remarketed every seven days). The proceeds from the sale of preferred stock are invested at intermediate- and long-term tax-exempt rates. Because these intermediate- and long-term rates are normally higher than the short-term rates paid on preferred stock, common shareholders benefit by receiving higher dividends and/or an increase to the dividend reserve. However, the risk of having preferred stock is that if short-term rates rise higher than intermediate- and long-term rates, creating an inverted yield curve, common shareholders may receive a lower rate of return than if their fund did not have any preferred stock outstanding. This type of economic environment is unusual and historically has been short term in nature. Investors should also be aware that the issuance of preferred stock results in the leveraging of common stock, which increases the volatility of both the net asset value of the fund and the market value of shares of common stock.

--------------------------------------------------------------------------------

TRIBUTE TO DAVID T. BENNETT

As friends and colleagues, the Board of Directors of the First American Funds wishes to recognize David T. Bennett for the significant and lasting contributions he made as a Director of the First American Funds. His services were cut short by his recent and untimely death following a 13 year battle with cancer.

David was an attorney with the law firm of Gray, Plant, Mooty, Mooty & Bennett since graduating from law school in 1967. David was also a successful entrepreneur, owning controlling interests in Highland Manufacturing, Kiefer Built, and USL Products. He also devoted countless hours to numerous civic and charitable groups, including the Minneapolis Institute of Arts, the Guthrie Theater, the Nature Conservancy, and Dunwoody Institute.

His association with the funds began in 1987, when he joined the Board of Directors of the Piper Jaffray Funds. The First American Funds have been the beneficiary of David's experience, wisdom, and insight during challenging periods of change and growth. His knowledge of the industry and mutual fund board experience were invaluable during the critical transition period integrating the Piper and First American Fund Families. David's abilities were particularly appreciated by the Audit, Pricing, and Board Development Committees on which he served.

The Directors with whom he served value greatly their time spent together. We gratefully and sincerely recognize David's contributions and extend our sincere condolences to David's family and friends.

6   1999 Annual Report   MINNESOTA MUNICIPAL TERM TRUSTS

FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES  December 31, 1999
 ................................................................................

                                                                MINNESOTA       MINNESOTA
                                                              MUNICIPAL TERM  MUNICIPAL TERM
                                                                  TRUST          TRUST II
                                                              --------------  --------------
ASSETS:
Investments in securities at market value* (note 2)  .......   $87,067,856      $51,801,670
Accrued interest receivable ................................     1,594,592          960,738
                                                               -----------      -----------
  Total assets .............................................    88,662,448       52,762,408
                                                               -----------      -----------

LIABILITIES:
Common stock dividends payable (note 2) ....................       291,795          170,232
Preferred stock dividends payable (note 3) .................        13,966            1,849
Accrued investment management fee ..........................        18,824           11,202
Bank overdraft .............................................           850           12,886
Accrued remarketing agent fee ..............................         8,400            9,407
Accrued administrative fee .................................        11,295            6,721
Other accrued expenses .....................................         4,017           13,960
                                                               -----------      -----------
  Total liabilities ........................................       349,147          226,257
                                                               -----------      -----------
  Net assets applicable to outstanding capital stock .......   $88,313,301      $52,536,151
                                                               ===========      ===========

COMPOSITION OF NET ASSETS:
Capital stock and additional paid-in capital (common and
  preferred stock) .........................................   $82,328,906      $49,635,603
Undistributed net investment income ........................     3,841,743        1,784,107
Accumulated net realized loss on investments ...............      (284,563)              (8)
Net unrealized appreciation of investments .................     2,427,215        1,116,449
                                                               -----------      -----------

  Total - representing net assets applicable to outstanding
    capital stock ..........................................   $88,313,301      $52,536,151
                                                               ===========      ===========

* Investments in securities at identified cost  ............   $84,640,641      $50,685,221
                                                               ===========      ===========

NET ASSET VALUE AND MARKET PRICE OF COMMON STOCK:
Net assets applicable to common stock ......................   $59,513,301      $35,186,151
Shares of common stock outstanding (authorized 200 million
  shares for each fund of $0.01 par value) .................     5,732,710        3,460,000
Net asset value ............................................   $     10.38      $     10.17
Market price ...............................................   $      9.81      $      9.56

LIQUIDATION PREFERENCE OF PREFERRED STOCK:
Net assets applicable to preferred stock (note 3) ..........   $28,800,000      $17,350,000
Shares of preferred stock outstanding (authorized 1 million
  shares for each fund) ....................................         1,152              694
Liquidation preference per share ...........................   $    25,000      $    25,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

             1999 Annual Report  7  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS  For the Year Ended December 31, 1999
 ................................................................................

                                                               MINNESOTA      MINNESOTA
                                                               MUNICIPAL      MUNICIPAL
                                                               TERM TRUST   TERM TRUST II
                                                              ------------  -------------
INCOME:
Interest  ..................................................  $ 5,113,356   $  2,949,684
                                                              ------------  ------------

EXPENSES (NOTE 5):
Investment management fee ..................................      226,588        135,010
Administrative fee .........................................      135,953         81,006
Remarketing agent fee ......................................       72,000         43,377
Custodian and accounting fees ..............................       65,175         48,380
Transfer agent fees ........................................        2,500          2,201
Reports to shareholders ....................................       22,900         22,900
Directors' fees ............................................        3,000          3,000
Audit and legal fees .......................................       56,943         56,943
Other expenses .............................................       52,207         35,895
                                                              ------------  ------------
  Total expenses ...........................................      637,266        428,712
    Less expenses paid indirectly ..........................       (5,536)        (6,265)
                                                              ------------  ------------

  Total net expenses .......................................      631,730        422,447
                                                              ------------  ------------

  Net investment income ....................................    4,481,626      2,527,237
                                                              ------------  ------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on investments (note 4) ...........     (285,891)       106,948
Unrealized depreciation of investments .....................   (3,382,569)    (2,486,600)
                                                              ------------  ------------

  Net loss on investments ..................................   (3,668,460)    (2,379,652)
                                                              ------------  ------------

    Net increase in net assets resulting
      from operations ......................................  $   813,166   $    147,585
                                                              ============  ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

             1999 Annual Report  8  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
 ................................................................................

                                                                 MINNESOTA MUNICIPAL
                                                                      TERM TRUST
                                                              --------------------------
                                                               Year Ended    Year Ended
                                                                12/31/99      12/31/98
                                                              ------------  ------------
OPERATIONS:
Net investment income ......................................  $ 4,481,626   $ 4,912,766
Net realized gain (loss) on investments ....................     (285,891)      736,084
Unrealized depreciation of investments .....................   (3,382,569)   (1,134,304)
                                                              -----------   -----------

  Net increase in net assets resulting from operations .....      813,166     4,514,546
                                                              -----------   -----------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
    Common stock dividends .................................   (4,129,844)   (3,771,550)
    Preferred stock dividends ..............................     (904,293)     (875,579)
From net realized gains:
    Common stock dividends .................................      (20,064)     (600,788)
    Preferred stock dividends ..............................       (4,966)     (160,212)
                                                              -----------   -----------
  Total distributions ......................................   (5,059,167)   (5,408,129)
                                                              -----------   -----------

  Total decrease in net assets .............................   (4,246,001)     (893,583)

Net assets at beginning of year ............................   92,559,302    93,452,885
                                                              -----------   -----------

Net assets at end of year ..................................  $88,313,301   $92,559,302
                                                              ===========   ===========

Undistributed net investment income ........................  $ 3,841,743   $ 4,394,846
                                                              ===========   ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

             1999 Annual Report  9  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
 ................................................................................

                                                                 MINNESOTA MUNICIPAL
                                                                    TERM TRUST II
                                                              --------------------------
                                                               Year Ended    Year Ended
                                                                12/31/99      12/31/98
                                                              ------------  ------------
OPERATIONS:
Net investment income ......................................  $ 2,527,237   $ 2,753,880
Net realized gain on investments ...........................      106,948       280,832
Unrealized depreciation of investments .....................   (2,486,600)     (218,871)
                                                              -----------   -----------

  Net increase in net assets resulting from operations .....      147,585     2,815,841
                                                              -----------   -----------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
    Common stock dividends .................................   (2,060,776)   (2,052,472)
    Preferred stock dividends ..............................     (501,518)     (526,361)
From net realized gains:
    Common stock dividends .................................      (87,884)     (287,872)
    Preferred stock dividends ..............................      (23,417)      (74,802)
                                                              -----------   -----------
  Total distributions ......................................   (2,673,595)   (2,941,507)
                                                              -----------   -----------

  Total decrease in net assets .............................   (2,526,010)     (125,666)

Net assets at beginning of year ............................   55,062,161    55,187,827
                                                              -----------   -----------

Net assets at end of year ..................................  $52,536,151   $55,062,161
                                                              ===========   ===========

Undistributed net investment income ........................  $ 1,784,107   $ 1,818,591
                                                              ===========   ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

            1999 Annual Report  10  Minnesota Municipal Term Trusts

               NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(1)  ORGANIZATION
 ............................
                Minnesota Municipal Term Trust Inc. (MNA) and Minnesota Municipal Term Trust Inc. II (MNB) (the funds) are registered under the Investment Company Act of 1940 (as amended) as non-diversified, closed-end management investment companies. MNA and MNB expect to terminate operations and distribute all of their net assets to shareholders on or shortly before April 15, 2002, and April 15, 2003, respectively, although termination may be extended to a date no later than April 15, 2007, and April 15, 2008, respectively. The funds invest primarily in investment grade Minnesota municipal obligations including municipal zero-coupon securities. Shares of Minnesota Municipal Term Trust Inc. are listed on the New York Stock Exchange under the symbol MNA; shares of Minnesota Municipal Term Trust Inc. II are listed on the American Stock Exchange under the symbol MNB.

                The funds concentrate their investments in Minnesota and, therefore, may have more credit risk related to the economic conditions of Minnesota than portfolios with a broader geographical diversification.

(2) SUMMARY OF
    SIGNIFICANT
    ACCOUNTING
    POLICIES
 ............................
                INVESTMENTS IN SECURITIES
                Portfolio securities for which market quotations are readily available are valued at current market value. If market quotations or valuations are not readily available, or if such quotations or valuations are believed to be inaccurate, unreliable or not reflective of market value, portfolio securities are valued according to procedures adopted by the funds' board of directors in good faith at "fair value", that is, a price that the fund might reasonably expect to receive for the security or other asset upon its current sale.

                The current market value of certain fixed income securities is provided by an independent pricing service. Fixed income securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that

--------------------------------------------------------------------------------

            1999 Annual Report  11  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------
                make markets in the securities or from a widely-used quotation system. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value.

                Securities transactions are accounted for on the date securities are purchased or sold. Realized gains and losses are calculated on the identified-cost basis. Interest income, including amortization of bond discount and premium, is recorded on an accrual basis.

                SECURITIES PURCHASED ON A WHEN-ISSUED BASIS
                Delivery and payment for securities that have been purchased by the funds on a when-issued or forward-commitment basis can take place a month or more after the transaction date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The funds segregate, with their custodian, assets with a market value equal to the amount of their purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the funds' net asset values if the funds make such purchases while remaining substantially fully invested. As of December 31, 1999, the funds had no outstanding when-issued or forward-commitments.

                FEDERAL TAXES
                Each fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and not be subject to federal income tax. Therefore, no income tax provision is required. However, Minnesota Municipal Term Trust Inc. and Minnesota Municipal Term Trust Inc. II incurred federal excise taxes of $736 and $573, respectively, during the 1998 excise tax year.

                Net investment income and net realized gains (losses) may differ for financial statement and tax purposes primarily because of market discount amortization and the non-deductibility of excise
--------------------------------------------------------------------------------

            1999 Annual Report  12  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------
                tax payments made. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains or losses were recorded by the funds.

                On the statements of assets and liabilities, as a result of permanent book-to-tax differences, reclassification adjustments have been made as follows:

                                          MINNESOTA     MINNESOTA
                                          MUNICIPAL     MUNICIPAL
                                          TERM TRUST  TERM TRUST II
                                          ----------  -------------
Increase (Decrease) undistributed net
  investment income ....................   $  (592)       $573
Decrease accumulated net realized loss
  on investments .......................   $ 6,905        $132
Decrease additional paid-in-capital ....   $ 6,313        $705

                DISTRIBUTIONS TO SHAREHOLDERS
                Distributions from net investment income are made monthly for common shareholders and weekly for preferred shareholders. Common stock distributions are recorded as of the close of business on the ex-dividend date and preferred stock dividends are accrued daily. Per share common stock distributions of $0.0509 and $0.0492 for Minnesota Municipal Term Trust Inc. and Minnesota Municipal Term Trust Inc. II, respectively, were declared in December and are payable in January. Net realized gains distributions, if any, will be made at least annually. Distributions are payable in cash or, for common shareholders pursuant to the funds' dividend reinvestment plans, reinvested in additional shares of the funds' common stock. Under the plans, common shares will be purchased in the open market.

--------------------------------------------------------------------------------

            1999 Annual Report  13  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

                REPURCHASE AGREEMENTS AND OTHER SHORT-TERM SECURITIES
                For repurchase agreements entered into with certain broker-dealers, the funds, along with other affiliated registered investment companies, may transfer uninvested cash balances to a joint trading account, the daily aggregate of which is invested in repurchase agreements secured by U.S. government or agency obligations. Securities pledged as collateral for all individual and joint repurchase agreements are held by the funds' custodian bank until maturity of the repurchase agreement. Provisions for all agreements ensure that the daily market value of the collateral is in excess of the repurchase amount, including accrued interest, to protect the funds in the event of a default.

                In addition to repurchase agreements, the funds may invest in money market funds advised by the funds' advisor.

                USE OF ESTIMATES
                The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from these estimates.

(3) REMARKETED
    PREFERRED
    STOCK
 ............................
                Minnesota Municipal Term Trust Inc. and Minnesota Municipal Term Trust Inc. II have issued and, as of December 31, 1999, have outstanding 1,152 shares and 694 shares, respectively, of remarketed preferred stock (RP) with a liquidation preference of $25,000 per share for each fund. The dividend rate on the RP is adjusted every seven days as determined by the remarketing agent. On December 31, 1999, Minnesota Municipal Term Trust Inc. and Minnesota Term Trust Inc. II have dividend rates of 5.90% and 3.89%, respectively.

                RP is a registered trademark of Merrill Lynch & Company (Merrill Lynch).

--------------------------------------------------------------------------------

            1999 Annual Report  14  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

(4) INVESTMENT
    SECURITY
    TRANSACTIONS
 ............................
                Cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, for the year ended December 31, 1999 were as follows:

                                           MINNESOTA     MINNESOTA
                                           MUNICIPAL     MUNICIPAL
                                          TERM TRUST   TERM TRUST II
                                          -----------  -------------
Purchases ..............................  $16,736,076   $ 9,781,569
Proceeds from sales ....................  $16,677,442   $10,602,893

(5) EXPENSES
 ............................
                INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES
                The funds have entered into the following agreements with U.S. Bank National Association (U.S. Bank) acting through its division, First American Asset Management (the advisor and administrator):

                The investment advisory agreement provides the advisor with a monthly investment management fee in an amount equal to an annualized rate of 0.25% of the funds' average weekly net assets (computed by subtracting liabilities, which exclude preferred stock, from the value of the total assets of the funds). For its fee, the advisor provides investment advice and, in general, conducts the management and investment activity of the funds.

                The administration agreement provides the administrator with a monthly fee in an amount equal to an annualized rate of 0.15% of the funds' average weekly net assets (computed by subtracting liabilities, which exclude preferred stock, from the value of the total assets of the funds). For its fee, the administrator provides regulatory reporting and recordkeeping services for the funds.

                REMARKETING AGENT FEE
                The funds have entered into a remarketing agreement with Merrill Lynch (the remarketing agent). The remarketing agreement provides the remarketing agent with a monthly fee in an amount equal to an annualized rate of 0.25% of the funds' average amount of RP outstanding. For its fee, the remarketing

--------------------------------------------------------------------------------

            1999 Annual Report  15  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------
                agent will remarket shares of RP tendered to it, on behalf of shareholders thereof, and will determine the applicable dividend rate for each seven-day dividend period.

                OTHER FEES AND EXPENSES
                In addition to investment management, administrative and remarketing agent fees, the funds are responsible for paying most other operating expenses including: outside directors' fees and expenses; custodian fees; registration fees; printing and shareholder reports; transfer agent fees and expenses; legal, auditing and accounting services; insurance; interest; taxes and other miscellaneous expenses. During the year ended
                December 31, 1999, Minnesota Municipal Term Trust Inc. and Minnesota Municipal Term Trust Inc. II paid $3,362 and $2,003, respectively, for custody services to U.S. Bank.

                Expenses paid indirectly represent a reduction of custodian fees for earnings on miscellaneous cash balances maintained by the funds.

(6) CAPITAL LOSS
    CARRYOVER
 ............................
                For federal income tax purposes, Minnesota Municipal Term Trust Inc. and Minnesota Municipal Term Trust Inc. II had capital loss carryovers at December 31, 1999 of $284,563 and $0, respectively, which, if not offset by subsequent capital gains, will expire on December 31, 2007. It is unlikely the board of directors will authorize a distribution of any net realized capital gains until the available capital loss carryovers have been offset or expire.

--------------------------------------------------------------------------------

            1999 Annual Report  16  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

(7) FINANCIAL
    HIGHLIGHTS
 ............................
                Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

MINNESOTA MUNICIPAL TERM TRUST

                                                          Year Ended December 31,
                                          -------------------------------------------------------
                                           1999      1998 (g)       1997       1996       1995
                                          ------  --------------  ---------  ---------  ---------
PER-SHARE DATA
Net asset value, common stock, beginning
  of period ............................  $11.12      $11.28       $11.15     $11.31     $10.06
                                          ------      ------       ------     ------     ------
Operations:
  Net investment income ................    0.78        0.86         0.88       0.87       0.88
  Net realized and unrealized gains
    (losses) on investments .              (0.64)      (0.08)        0.07      (0.25)      1.17
                                          ------      ------       ------     ------     ------
    Total from operations ..............    0.14        0.78         0.95       0.62       2.05
                                          ------      ------       ------     ------     ------
Distributions to shareholders:
  From net investment income
    Paid to common shareholders ........   (0.72)      (0.66)       (0.61)     (0.61)     (0.61)
    Paid to preferred shareholders .....   (0.16)      (0.15)       (0.16)     (0.16)     (0.19)
  From net realized gains ..............
    Paid to common shareholders ........      --       (0.10)       (0.04)     (0.01)        --
    Paid to preferred shareholders .....      --       (0.03)       (0.01)        --         --
                                          ------      ------       ------     ------     ------
    Total distributions to
      shareholders .....................   (0.88)      (0.94)       (0.82)     (0.78)     (0.80)
                                          ------      ------       ------     ------     ------
Net asset value, common stock, end
  of period ............................  $10.38      $11.12       $11.28     $11.15     $11.31
                                          ======      ======       ======     ======     ======
Market value, common stock, end
  of period ............................  $ 9.81      $11.44       $11.13     $10.50     $10.63
                                          ======      ======       ======     ======     ======
SELECTED INFORMATION
Total return, common stock, net asset
  value (a) ............................   (0.16)%      5.47%        7.15%      4.23%     18.86%
Total return, common stock, market
  value (b) ............................   (8.15)%     10.04%       12.48%      4.86%     21.91%
Net assets at end of period
  (in millions) ........................  $   88      $   93       $   93     $   93     $   94
Ratio of expenses to average weekly net
  assets applicable to common
  stock (e) ............................    1.03%       0.96%        0.97%      0.99%      0.95%
Ratio of net investment income to
  average weekly net assets applicable
  to common stock (c)(f) ...............    5.79%       6.25%        6.37%      6.40%      6.38%
Portfolio turnover rate (excluding
  short-term securities) ...............      19%         11%           8%         2%         9%
Remarketed preferred stock outstanding
  end of period (in millions) ..........  $   29      $   29       $   29     $   29     $   29
Asset coverage per share (in
  thousands) (d) .......................  $   77      $   80       $   81     $   80     $   81
Liquidation preference and market value
  per share (in thousands) .............  $   25      $   25       $   25     $   25     $   25

(a) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT NET ASSET VALUE AND DOES NOT REFLECT A SALES CHARGE.
(b) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT ACTUAL PRICES PURSUANT TO THE FUND'S DIVIDEND REINVESTMENT PLAN.
(c) RATIO REFLECTS TOTAL NET INVESTMENT INCOME LESS DIVIDENDS PAID TO PREFERRED SHAREHOLDERS FROM NET INVESTMENT INCOME DIVIDED BY NET ASSETS APPLICABLE TO COMMON STOCK.
(d)  REPRESENTS TOTAL NET ASSETS DIVIDED BY PREFERRED STOCK OUTSTANDING.
(e) RATIO OF EXPENSES TO TOTAL AVERAGE WEEKLY NET ASSETS IS 0.70%, 0.66%, 0.67%, 0.68% AND 0.65% IN FISCAL YEARS 1999, 1998, 1997, 1996, AND 1995,
     RESPECTIVELY. DIVIDENDS PAID TO PREFERRED SHAREHOLDERS ARE NOT CONSIDERED AN EXPENSE.
(f) RATIO OF NET INVESTMENT INCOME TO TOTAL AVERAGE WEEKLY NET ASSETS IS 4.94%, 5.26%, 5.41%, 5.42% AND 5.57% IN FISCAL YEARS 1999, 1998, 1997, 1996, AND
     1995, RESPECTIVELY.
(g) EFFECTIVE AUGUST 10, 1998, THE ADVISOR CHANGED FROM PIPER CAPITAL MANAGEMENT INCORPORATED TO U.S. BANK.

--------------------------------------------------------------------------------

            1999 Annual Report  17  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

(7) FINANCIAL
    HIGHLIGHTS
 ............................
                Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

MINNESOTA MUNICIPAL TERM TRUST II

                                                     Year Ended December 31,
                                          ----------------------------------------------
                                           1999     1998(g)     1997     1996     1995
                                          -------  ----------  -------  -------  -------
PER-SHARE DATA
Net asset value, common stock, beginning
  of period ............................  $ 10.90    $10.94    $10.71   $10.89   $ 9.48
                                          -------    ------    ------   ------   ------
Operations:
  Net investment income ................     0.73      0.80      0.81     0.82     0.83
  Net realized and unrealized gains
    (losses) on investments ............    (0.68)       --      0.23    (0.24)    1.37
                                          -------    ------    ------   ------   ------
    Total from operations ..............     0.05      0.80      1.04     0.58     2.20
                                          -------    ------    ------   ------   ------
  Distributions to shareholders:
    From net investment income
      Paid to common shareholders ......    (0.60)    (0.59)    (0.59)   (0.59)   (0.59)
      Paid to
        preferred shareholders .........    (0.14)    (0.15)    (0.16)   (0.16)   (0.19)
    From net realized gains ............
      Paid to common shareholders ......    (0.03)    (0.08)    (0.05)   (0.01)   (0.01)
      Paid to
        preferred shareholders .........    (0.01)    (0.02)    (0.01)      --       --
                                          -------    ------    ------   ------   ------
      Total distributions
        to shareholders ................    (0.78)    (0.84)    (0.81)   (0.76)   (0.79)
                                          -------    ------    ------   ------   ------
  Net asset value, common stock, end
    of period ..........................  $ 10.17    $10.90    $10.94   $10.71   $10.89
                                          =======    ======    ======   ======   ======
  Market value, common stock, end
    of period ..........................  $  9.56    $11.31    $10.69   $10.25   $10.38
                                          =======    ======    ======   ======   ======
SELECTED INFORMATION
  Total return, common stock, net asset
    value (a) ..........................    (1.03)%    5.95%     8.34%    4.04%   21.57%
  Total return, common stock, market
    value (b) ..........................   (10.33)%   12.56%    10.78%    4.88%   27.63%
  Net assets at end of period
    (in millions) ......................  $    53    $   55    $   55   $   54   $   55
  Ratio of expenses to average weekly
    net assets applicable to common
    stock (e) ..........................     1.17%     1.06%     1.09%    1.07%    1.06%
  Ratio of net investment income to
    average weekly net assets applicable
    to common stock (c)(f) .............     5.53%     5.87%     6.06%    6.20%    6.10%
  Portfolio turnover rate (excluding
    short-term securities) .............       18%        9%       10%       4%       9%
  Remarketed preferred stock outstanding
    end of period (in millions) ........  $    17    $   17    $   17   $   17   $   17
  Asset coverage per share (in
    thousands) (d) .....................  $    76    $   79    $   80   $   78   $   79
  Liquidation preference and market
    value per share (in thousands) .....  $    25    $   25    $   25   $   25   $   25

(a) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT NET ASSET VALUE AND DOES NOT REFLECT A SALES CHARGE.
(b) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT ACTUAL PRICES PURSUANT TO THE FUND'S DIVIDEND REINVESTMENT PLAN.
(c) RATIO REFLECTS TOTAL NET INVESTMENT INCOME LESS DIVIDENDS PAID TO PREFERRED SHAREHOLDERS FROM NET INVESTMENT INCOME DIVIDED BY NET ASSETS APPLICABLE TO COMMON STOCK.
(d)  REPRESENTS TOTAL NET ASSETS DIVIDED BY PREFERRED STOCK OUTSTANDING.
(e) RATIO OF EXPENSES TO TOTAL AVERAGE WEEKLY NET ASSETS IS 0.79%, 0.73%, 0.74%, 0.73% AND 0.72% IN FISCAL YEARS 1999, 1998, 1997, 1996 AND 1995,
     RESPECTIVELY. DIVIDENDS PAID TO PREFERRED SHAREHOLDERS ARE NOT CONSIDERED AN EXPENSE.
(f) RATIO OF NET INVESTMENT INCOME TO TOTAL AVERAGE WEEKLY NET ASSETS IS 4.68%, 4.98%, 5.13%, 5.25% AND 5.36% IN FISCAL YEARS 1999, 1998, 1997, 1996 AND
     1995, RESPECTIVELY.
(g) EFFECTIVE AUGUST 10, 1998, THE ADVISOR CHANGED FROM PIPER CAPITAL MANAGEMENT INCORPORATED TO U.S. BANK.

--------------------------------------------------------------------------------

            1999 Annual Report  18  Minnesota Municipal Term Trusts

INVESTMENTS IN SECURITIES
--------------------------------------------------------------------------------

MINNESOTA MUNICIPAL TERM TRUST                                 December 31, 1999
 ....................................................................................

                                                           Principal        Market
Description of Security                                      Amount        Value (a)
---------------------------------------------------------  ----------     -----------
(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

MUNICIPAL LONG-TERM SECURITIES (97.7%):
  BUILDING REVENUE (1.2%):
    St. Paul Housing and Finance Authority (Prerefunded
      to 8/1/00 at 102), 6.55%, 8/1/12 ..................  $1,000,000(d)  $ 1,033,750
                                                                          -----------
  CERTIFICATES OF PARTICIPATION (4.8%):
    Hennepin County Certificates of Participation
      (Prerefunded to 11/15/01 at 100),
      6.70%-6.75%, 11/15/09-11/15/11 ....................   4,085,000(d)    4,243,840
                                                                          -----------
  EDUCATION REVENUE (0.9%):
    Higher Education Facility - College of St. Benedict,
      4.50%, 3/1/00-3/1/02 ..............................     810,000         805,772
                                                                          -----------
  GENERAL OBLIGATIONS (20.9%):
    Dakota County General Obligation,
      4.50%, 2/1/02-2/1/03 ..............................   2,300,000       2,294,521
    Delano Independent School District (AMBAC) (Crossover
      refunded to 2/1/01 at 100), 7.25%, 2/1/11 .........     300,000(d)      309,342
    Mankato School District (FSA) (Crossover refunded to
      2/1/02 at 100), 6.35%, 2/1/13 .....................   1,000,000(d)    1,033,400
    Minneapolis and St. Paul Metropolitan Council
      (Crossover refunded to 9/1/00 at 100),
      6.75%, 9/1/08 .....................................   2,990,000(d)    3,042,504
    State General Obligation,
      4.75%-5.00%, 11/1/01-11/1/08 ......................   2,780,000       2,790,915
    State General Obligation (Prerefunded to 8/1/01 at
      100), 6.70%, 8/1/10 ...............................   5,000,000(d)    5,166,800
    State General Obligation, Zero-Coupon,
      6.01%, 8/1/01 .....................................   3,000,000(b)    2,793,210
    Washington County Jail Facility (MBIA) (Prerefunded
      to 2/1/02 at 100), 7.00%, 2/1/12 ..................   1,000,000(d)    1,046,760
                                                                          -----------
                                                                           18,477,452
                                                                          -----------
  HEALTH CARE REVENUE (21.0%):
    Agricultural and Economic Development Board Health
      Care System, Fairview Hospital (MBIA),
      4.90%-5.00%, 11/15/01-11/15/02 ....................   1,635,000       1,645,777
    Apple Valley Nursing Home (GNMA) (Callable 2/28/00 at
      101), 4.60%, 12/1/00 ..............................     185,000         184,550
    Bemidji Hospital Facilities (Prerefunded to 9/1/01 at
      102), 7.00%, 9/1/21 ...............................   3,200,000(d)    3,376,672
    Buffalo Covenant Retirement Communities,
      4.30%-4.55%, 12/1/02-12/1/05 ......................   1,350,000       1,295,355
    Burnsville Hospital System, Zero-Coupon (Escrowed to
      maturity to 5/1/12), 6.75%, 5/1/12 ................   1,000,000(b)      454,830
    Minneapolis and St. Paul Health One Obligated Group
      (Prerefunded to 8/15/00 at 102),
      8.00%, 8/15/14 ....................................   2,000,000(d)    2,086,520

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

            1999 Annual Report  19  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

MINNESOTA MUNICIPAL TERM TRUST
(CONTINUED)

                                                           Principal        Market
Description of Security                                      Amount        Value (a)
---------------------------------------------------------  ----------     -----------
    Minneapolis Hospital Facilities - Children's Medical
      Center (Prerefunded to 6/1/01 at 102),
      7.00%, 12/1/20 ....................................  $2,000,000(d)  $ 2,105,340
    Monticello - Big Lake Community Hospital District
      (MBIA), 4.20%-4.60%, 12/1/00-12/1/02 ..............     375,000         369,633
    St. Louis Park Hospital Facility (AMBAC) (Crossover
      refunded to 7/1/00 at 102), 7.25%, 7/1/15 .........   1,300,000(d)    1,345,942
    St. Louis Park Hospital Facility (AMBAC) (Prerefunded
      to 7/1/00 at 102), 7.25%, 7/1/15 ..................   5,500,000(d)    5,694,645
                                                                          -----------
                                                                           18,559,264
                                                                          -----------
  HOUSING REVENUE (19.6%):
    Burnsville Oak Leaf Apartments (GNMA) (Callable
      7/1/01 at 103), 7.05%-7.15%, 1/1/12-1/1/25 ........   3,685,000       3,772,897
    City of Coon Rapids (FHA) (Callable 2/1/02 at 102),
      AMT, 6.75%, 8/1/23 ................................   1,300,000(e)    1,330,043
    Minneapolis Community Development Authority (Callable
      12/1/01 at 102), 7.15%-7.35%, 12/1/03-12/1/09 .....     835,000         871,342
    Minneapolis Housing-Churchill Apartments (Callable
      10/1/01 at 102), 7.05%, 10/1/22 ...................   3,645,000       3,805,016
    St. Paul Housing and Redevelopment Authority
      (Callable 12/1/01 at 102),
      6.90%, 12/1/11-12/1/21 ............................     335,000         342,894
    State Housing and Finance Agency (Callable 2/1/01 at
      102), 6.95%, 2/1/14 ...............................   3,400,000       3,527,840
    State Housing and Finance Agency (Callable 2/1/02 at
      102), 6.90%, 8/1/12 ...............................     495,000         514,493
    State Housing and Finance Agency, AMT,
      4.00%-4.40%, 7/1/02-7/1/05 ........................   3,180,000(e)    3,092,379
                                                                          -----------
                                                                           17,256,904
                                                                          -----------
  TAX REVENUE (5.0%):
    Minneapolis Community Development Authority,
      Zero-Coupon (MBIA), 6.70%-7.01%, 3/1/07-3/1/09 ....   6,685,000(b)    4,434,638
                                                                          -----------
  UTILITY REVENUE (21.4%):
    Anoka County Resource Recovery,
      3.95%-4.05%, 12/1/00-12/1/01 ......................   3,525,000       3,499,583
    Northern Municipal Power Agency Electric System
      (FSA), 4.70%, 1/1/02 ..............................   1,605,000       1,610,104
    Northern Municipal Power, Zero-Coupon (AMBAC),
      6.38%-6.50%, 1/1/06-1/1/10 ........................   3,340,000(b)    2,017,411
    Southern Municipal Power Agency (AMBAC),
      5.10%, 1/1/00 .....................................     875,000         875,000
    State Public Facilities Authority (Prerefunded to
      3/1/01), 6.65%-6.70%, 3/1/08-3/1/13 ...............  10,000,000(d)   10,457,290
    Western Municipal Power Agency (AMBAC),
      4.80%, 1/1/02 .....................................     465,000         467,465
                                                                          -----------
                                                                           18,926,853
                                                                          -----------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

            1999 Annual Report  20  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

MINNESOTA MUNICIPAL TERM TRUST
(CONTINUED)

                                                            Shares/
                                                           Principal        Market
Description of Security                                      Amount        Value (a)
---------------------------------------------------------  ----------     -----------
  WATER/POLLUTION CONTROL REVENUE (2.9%):
    Anoka County Solid Waste Disposal Revenue (CFC)
      (Callable 6/1/00 at 102), AMT, 6.95%, 12/1/08 .....  $2,100,000(e)  $ 2,162,160
    State Public Facilities Authority, 4.30%, 3/1/08 ....     445,000         416,654
                                                                          -----------
                                                                            2,578,814
                                                                          -----------
      Total Municipal Long-Term Securities
        (cost: $83,890,072)  ............................                  86,317,287
                                                                          -----------
MUNICIPAL SHORT-TERM SECURITIES (0.8%):
    Hennepin County, 5.40%, 12/1/10 .....................     400,000(c)      400,000
    Minneapolis General Revenue, 3.30%, 12/1/16 .........     300,000(c)      300,000
                                                                          -----------
      Total Municipal Short-Term Securities
        (cost: $700,000)  ...............................                     700,000
                                                                          -----------
RELATED PARTY MONEY MARKET FUND (0.1%):
    First American Tax Free Obligations Fund
      (cost: $50,569) ...................................      50,569(f)       50,569
                                                                          -----------
      Total Investments in Securities
        (cost: $84,640,641)(g)  .........................                 $87,067,856
                                                                          ===========

NOTES TO INVESTMENTS IN SECURITIES:
(a) SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 TO THE FINANCIAL STATEMENTS.
(b) FOR ZERO-COUPON INVESTMENTS, THE INTEREST RATE SHOWN IS THE EFFECTIVE YIELD ON THE DATE OF PURCHASE.
(c) FLOATING OR VARIABLE RATE OBLIGATION MATURING IN MORE THAN ONE YEAR. THE INTEREST RATE, WHICH IS BASED ON SPECIFIC, OR AN INDEX OF, MARKET INTEREST RATES, IS SUBJECT TO CHANGE PERIODICALLY AND IS THE EFFECTIVE RATE ON DECEMBER 31, 1999. THIS INSTRUMENT MAY ALSO HAVE A DEMAND FEATURE WHICH ALLOWS THE RECOVERY OF PRINCIPAL AT ANY TIME, OR AT SPECIFIED INTERVALS NOT EXCEEDING ONE YEAR, ON UP TO 30 DAYS' NOTICE. MATURITY DATE SHOWN REPRESENTS FINAL MATURITY.
(d) PREREFUNDED ISSUES ARE BACKED BY U.S. GOVERNMENT OBLIGATIONS. CROSSOVER REFUNDED ISSUES ARE BACKED BY THE CREDIT OF THE REFUNDING ISSUER. IN BOTH CASES THE BONDS MATURE AT THE DATE AND PRICE INDICATED.
(e) AMT - ALTERNATIVE MINIMUM TAX. AS OF DECEMBER 31, 1999, THE AGGREGATE MARKET VALUE OF SECURITIES SUBJECT TO THE ALTERNATIVE MINIMUM TAX IS $6,584,582, WHICH REPRESENTS 7.5% OF NET ASSETS.
(f) THIS MONEY MARKET FUND IS ADVISED BY U.S. BANK WHICH ALSO SERVES AS ADVISOR FOR THE FUND. SEE NOTE 2 IN THE NOTES TO FINANCIAL STATEMENTS.
(g) ON DECEMBER 31, 1999, THE COST OF INVESTMENTS IN SECURITIES FOR FEDERAL INCOME TAX PURPOSES WAS $84,581,926. THE AGGREGATE GROSS UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS IN SECURITIES BASED ON THIS COST WERE AS FOLLOWS:

      GROSS UNREALIZED APPRECIATION  .....  $ 2,851,126
      GROSS UNREALIZED DEPRECIATION  .....     (365,196)
                                            -----------
        NET UNREALIZED APPRECIATION  .....    2,485,930
                                            ===========

--------------------------------------------------------------------------------

            1999 Annual Report  21  Minnesota Municipal Term Trusts

INVESTMENTS IN SECURITIES
--------------------------------------------------------------------------------

MINNESOTA MUNICIPAL TERM TRUST II                              December 31, 1999
 ....................................................................................

                                                           Principal        Market
Description of Security                                      Amount        Value (a)
---------------------------------------------------------  ----------     -----------
(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

MUNICIPAL LONG-TERM SECURITIES (98.1%):
  BUILDING REVENUE (6.7%):
    Olmsted County Housing Redevelopment Authority
      (Callable 2/1/02 at 100), 6.10%, 2/1/13 ...........  $1,000,000     $ 1,018,090
    St. Paul Housing and Finance Authority (Prerefunded
      to 8/1/00 at 102), 6.55%, 8/1/12 ..................   2,415,000(d)    2,496,506
                                                                          -----------
                                                                            3,514,596
                                                                          -----------
  EDUCATION REVENUE (4.3%):
    Higher Education Facility-Augsburg College,
      4.30%-4.40%, 10/1/03-10/1/05 ......................   1,150,000       1,109,055
    Higher Education Facility-Macalester College
      (Prerefunded to 3/1/02 at 100), 6.30%, 3/1/14 .....   1,125,000(d)    1,162,912
                                                                          -----------
                                                                            2,271,967
                                                                          -----------
  GENERAL OBLIGATIONS (23.3%):
    Braham Independent School District (AMBAC) (Crossover
      refunded to 2/1/01 at 100), 6.25%, 2/1/14 .........     350,000(d)      357,234
    Dakota County General Obligation, 4.50%, 2/1/04 .....   1,350,000       1,336,716
    Mankato School District (FSA) (Crossover refunded to
      2/1/02 at 100), 6.35%, 2/1/13 .....................   2,300,000(d)    2,376,820
    Metropolitan Council (Crossover refunded to 9/1/00 at
      100), 6.75%, 9/1/10-9/1/11 ........................   2,500,000(d)    2,543,900
    St. Paul Independent School District (Prerefunded to
      2/1/01 at 100), 6.45%-6.50%, 2/1/09-2/1/10 ........     875,000(d)      895,368
    State General Obligation, 5.00%, 8/1/03-6/1/08 ......   4,170,000       4,193,685
    Willmar Independent School District (AMBAC)
      (Crossover refunded to 2/1/02 at 100),
      6.25%, 2/1/15 .....................................     500,000(d)      515,715
                                                                          -----------
                                                                           12,219,438
                                                                          -----------
  HEALTH CARE REVENUE (15.3%):
    Agricultural and Economic Development Board Health
      Care System, Fairview Hospital (MBIA),
      5.00%, 11/15/03 ...................................     695,000         699,163
    Duluth Health Care Facilities, Benedictine - St.
      Mary's Project (Prerefunded to 2/15/00 at 102),
      8.38%, 2/15/20 ....................................   2,000,000(d)    2,050,020
    Duluth Hospital Facility, St. Lukes (Connie Lee)
      (Callable 5/1/02 at 102), 6.40%, 5/1/10 ...........     300,000         314,442
    Minneapolis and St. Paul Health Care Facilities
      (MBIA) (Prerefunded to 8/15/00 at 102),
      6.75%, 8/15/14 ....................................   2,500,000(d)    2,589,650

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.
--------------------------------------------------------------------------------

            1999 Annual Report  22  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

MINNESOTA MUNICIPAL TERM TRUST II
(CONTINUED)

                                                           Principal        Market
Description of Security                                      Amount        Value (a)
---------------------------------------------------------  ----------     -----------
    Monticello - Big Lake Community Hospital District
      (MBIA), 4.70%, 12/1/03 ............................  $  125,000     $   121,420
    New Hope Housing & Health Care-Masonic Home North
      Ridge, 4.20%-4.80%, 3/1/00-3/1/03 .................   2,105,000       2,063,266
    Red Wing Health Care Facility (Callable 9/1/03 at
      102), 6.40%, 9/1/12 ...............................     220,000         218,471
                                                                          -----------
                                                                            8,056,432
                                                                          -----------
  HOUSING REVENUE (12.3%):
    Minneapolis Community Development (Callable 12/1/01
      at 102), 7.10%, 12/1/02 ...........................     175,000         179,599
    St. Paul Housing and Redevelopment Authority
      (Callable 12/1/01 at 102), 6.90%, 12/1/11 .........       5,000           5,041
    State Housing and Finance Agency,
      4.85%-5.05%, 7/1/02-7/1/04 ........................   1,440,000       1,438,461
    State Housing and Finance Agency (Callable 1/1/03 at
      102), AMT, 6.50%, 1/1/26 ..........................     355,000(f)      356,800
    State Housing and Finance Agency (Callable 2/1/01 at
      102), 6.85%, 2/1/07 ...............................   2,945,000       3,052,669
    State Housing and Finance Agency (Callable 7/1/02 at
      102), AMT, 6.75%-6.85%, 7/1/12-1/1/24 .............   1,410,000(f)    1,433,969
                                                                          -----------
                                                                            6,466,539
                                                                          -----------
  INDUSTRIAL DEVELOPMENT REVENUE (4.2%):
    Duluth Seaway Port Authority, Cargill Inc. Project
      (Callable 5/1/02 at 102), 6.80%, 5/1/12 ...........   2,090,000(e)    2,191,929
                                                                          -----------
  RECREATION AUTHORITY REVENUE (0.2%):
    Moorhead Gross Revenue, 5.00%, 12/1/02 ..............     125,000         123,463
                                                                          -----------
  SCHOOL DISTRICT REVENUE (0.8%):
    Hopkins Blake School Project (Prerefunded to 9/1/04
      at 100), 6.45%, 9/1/13-9/1/14 .....................     385,000(d)      410,087
                                                                          -----------
  UTILITY REVENUE (17.5%):
    Northern Municipal Power (FSA), 4.75%, 1/1/03 .......   2,000,000       2,007,760
    Northern Municipal Power, Zero-Coupon (AMBAC),
      6.49%-6.50%, 1/1/09-1/1/10 ........................   9,690,000(b)    5,602,926
    Southern Municipal Power Agency (AMBAC),
      5.10%, 1/1/00 .....................................     600,000         600,000
    Western Municipal Power Agency (AMBAC),
      4.90%, 1/1/03 .....................................   1,000,000       1,008,320
                                                                          -----------
                                                                            9,219,006
                                                                          -----------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

            1999 Annual Report  23  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

MINNESOTA MUNICIPAL TERM TRUST II
(CONTINUED)

                                                            Shares/
                                                           Principal        Market
Description of Security                                      Amount        Value (a)
---------------------------------------------------------  ----------     -----------
  WATER/POLLUTION CONTROL REVENUE (13.5%):
    East Grand Forks, Pollution Control (Callable 4/1/01
      at 102), 7.75%, 4/1/18 ............................  $1,300,000     $ 1,357,993
    State Public Facilities Authority (Callable 3/2/09 at
      100), 5.13%, 3/1/13 ...............................     800,000         770,064
    State Public Facilities Authority (Prerefunded to
      3/1/02 at 102), 6.50%, 3/1/14 .....................   4,695,000(d)    4,961,393
                                                                          -----------
                                                                            7,089,450
                                                                          -----------
      Total Municipal Long-Term Securities
        (cost: $50,446,458)  ............................                  51,562,907
                                                                          -----------
MUNICIPAL SHORT-TERM SECURITIES (0.2%):
    State General Obligation, 3.80%, 12/1/07
      (cost: $100,000) ..................................     100,000(c)      100,000
                                                                          -----------
RELATED PARTY MONEY MARKET FUND (0.3%):
    First American Tax Free Obligations Fund
      (cost: $138,763) ..................................     138,763(g)      138,763
                                                                          -----------
      Total Investments in Securities
        (cost: $50,685,221)(h)  .........................                 $51,801,670
                                                                          ===========

NOTES TO INVESTMENTS IN SECURITIES:
(a) SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 TO THE FINANCIAL STATEMENTS.
(b) FOR ZERO-COUPON INVESTMENTS, THE INTEREST RATE SHOWN IS THE EFFECTIVE YIELD ON THE DATE OF PURCHASE.
(c) FLOATING OR VARIABLE RATE OBLIGATION MATURING IN MORE THAN ONE YEAR. THE INTEREST RATE, WHICH IS BASED ON SPECIFIC, OR AN INDEX OF, MARKET INTEREST RATES, IS SUBJECT TO CHANGE PERIODICALLY AND IS THE EFFECTIVE RATE ON DECEMBER 31, 1999. THIS INSTRUMENT MAY ALSO HAVE A DEMAND FEATURE WHICH ALLOWS THE RECOVERY OF PRINCIPAL AT ANY TIME, OR AT SPECIFIED INTERVALS NOT EXCEEDING ONE YEAR, ON UP TO 30 DAYS' NOTICE. MATURITY DATE SHOWN REPRESENTS FINAL MATURITY.
(d) PREREFUNDED ISSUES ARE BACKED BY U.S. GOVERNMENT OBLIGATIONS. CROSSOVER REFUNDED ISSUES ARE BACKED BY THE CREDIT OF THE REFUNDING ISSUER. IN BOTH CASES THE BONDS MATURE AT THE DATE AND PRICE INDICATED.
(e) SECURITIES PURCHASED AS PART OF A PRIVATE PLACEMENT WHICH HAVE NOT BEEN REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION UNDER THE SECURITIES ACT OF 1933 AND ARE CONSIDERED TO BE ILLIQUID. ON DECEMBER 31, 1999, THE TOTAL MARKET VALUE OF THESE INVESTMENTS WAS $2,191,929 OR 4.2% OF TOTAL NET ASSETS.
(f) AMT - ALTERNATIVE MINIMUM TAX. AS OF DECEMBER 31, 1999, THE AGGREGATE MARKET VALUE OF SECURITIES SUBJECT TO THE ALTERNATIVE MINIMUM TAX IS $1,790,769, WHICH REPRESENTS 3.4% OF NET ASSETS.
(g) THIS MONEY MARKET FUND IS ADVISED BY U.S. BANK WHICH ALSO SERVES AS ADVISOR FOR THE FUND. SEE NOTE 2 IN THE NOTES TO FINANCIAL STATEMENTS.
(h) ON DECEMBER 31, 1999, THE COST OF INVESTMENTS IN SECURITIES FOR FEDERAL INCOME TAX PURPOSES WAS $50,661,721. THE AGGREGATE GROSS UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS IN SECURITIES BASED ON THIS COST WERE AS FOLLOWS:

      GROSS UNREALIZED APPRECIATION ......  $ 1,494,103
      GROSS UNREALIZED DEPRECIATION ......     (354,154)
                                            -----------
        NET UNREALIZED APPRECIATION ......  $ 1,139,949
                                            ===========

--------------------------------------------------------------------------------

            1999 Annual Report  24  Minnesota Municipal Term Trusts

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

THE BOARD OF DIRECTORS AND SHAREHOLDERS
MINNESOTA MUNICIPAL TERM TRUST INC. AND
MINNESOTA MUNICIPAL TERM TRUST INC. II

We have audited the accompanying statements of assets and liabilities, including the schedules of investments in securities, of Minnesota Municipal Term Trust Inc. and Minnesota Municipal Term Trust Inc. II as of December 31, 1999, and the related statements of operations, changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets for the year ended December 31, 1998 and the financial highlights for each of the four years in the period ended December 31, 1998, were audited by other auditors whose report dated February 12, 1999, expressed an unqualified opinion.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the 1999 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Minnesota Municipal Term Trust Inc. and Minnesota Municipal Term Trust Inc. II at December 31, 1999, and the results of their operations, changes in their net assets and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ ERNST & YOUNG LLP

Minneapolis, Minnesota
February 9, 2000

--------------------------------------------------------------------------------

            1999 Annual Report  25  Minnesota Municipal Term Trusts

               FEDERAL INCOME TAX INFORMATION
--------------------------------------------------------------------------------

                The following per-share information describes the federal tax treatment of distributions made during the fiscal year. Exempt-interest dividends are exempt from federal income tax and should not be included in your gross income, but need to be reported on your income tax return for informational purposes. Please consult a tax advisor on how to report these distributions at the state and local levels.

                COMMON STOCK INCOME DISTRIBUTIONS
                (INCOME FROM TAX-EXEMPT SECURITIES, 99.67% AND 99.48% QUALIFYING AS EXEMPT-INTEREST DIVIDENDS, RESPECTIVELY)

                                          MINNESOTA     MINNESOTA
                                          MUNICIPAL     MUNICIPAL
PAYABLE DATE                              TERM TRUST  TERM TRUST II
------------                              ----------  -------------
January 13,1999 ........................   $0.0509       $0.0492
February 24,1999 .......................    0.0509        0.0492
March 24,1999 ..........................    0.0509        0.0492
April 28,1999 ..........................    0.0509        0.0492
May 26,1999 ............................    0.1429        0.0492
June 23,1999 ...........................    0.0509        0.0492
July 28,1999 ...........................    0.0509        0.0492
August 25,1999 .........................    0.0509        0.0492
September 22,1999 ......................    0.0509        0.0492
October 27,1999 ........................    0.0665        0.0544
November 23,1999 .......................    0.0509        0.0492
December 15,1999 .......................    0.0529        0.0492
                                           -------       -------
Total ..................................   $0.7204       $0.5956
                                           =======       =======

                COMMON STOCK SHORT-TERM GAINS
                (TAXABLE AS ORDINARY DIVIDENDS)

                                          MINNESOTA     MINNESOTA
                                          MUNICIPAL     MUNICIPAL
PAYABLE DATE                              TERM TRUST  TERM TRUST II
------------                              ----------  -------------
October 27,1999 ........................   $0.0027       $    --
                                           =======       =======

--------------------------------------------------------------------------------

            1999 Annual Report  26  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

                COMMON STOCK LONG-TERM GAINS
                (TAXABLE AS CAPITAL GAINS DISTRIBUTIONS)

                                          MINNESOTA     MINNESOTA
                                          MUNICIPAL     MUNICIPAL
PAYABLE DATE                              TERM TRUST  TERM TRUST II
------------                              ----------  -------------
October 27,1999 ........................   $0.0008       $0.0013
December 15,1999 .......................        --        0.0241
                                           -------       -------
  Total ................................   $0.0008       $0.0254
                                           =======       =======

                PREFERRED STOCK INCOME DISTRIBUTIONS
                (INCOME FROM TAX-EXEMPT SECURITIES, 99.67% AND 99.48% QUALIFYING AS EXEMPT-INTEREST DIVIDENDS, RESPECTIVELY)

                                          MINNESOTA     MINNESOTA
                                          MUNICIPAL     MUNICIPAL
                                          TERM TRUST  TERM TRUST II
                                          ----------  -------------
  Total ................................   $780.97       $721.72
                                           =======       =======

                PREFERRED STOCK SHORT-TERM GAINS
                (TAXABLE AS ORDINARY DIVIDENDS)

                                          MINNESOTA     MINNESOTA
                                          MUNICIPAL     MUNICIPAL
PAYABLE DATE                              TERM TRUST  TERM TRUST II
------------                              ----------  -------------
October 27, 1999 .......................    $2.49         $  --
                                            =====         =====

                PREFERRED STOCK LONG-TERM GAINS
                (TAXABLE AS CAPITAL GAINS DISTRIBUTIONS)

                                          MINNESOTA     MINNESOTA
                                          MUNICIPAL     MUNICIPAL
PAYABLE DATE                              TERM TRUST  TERM TRUST II
------------                              ----------  -------------
January 6, 1999 ........................    $1.57        $   --
October 27, 1999 .......................     0.70            --
October 29, 1999 .......................       --          1.24
December 17, 1999 ......................       --         22.88
December 23, 1999 ......................       --          9.63
                                            -----        ------
  Total ................................    $2.27        $33.75
                                            =====        ======

--------------------------------------------------------------------------------

            1999 Annual Report  27  Minnesota Municipal Term Trusts

               SHAREHOLDER UPDATE
--------------------------------------------------------------------------------

                ANNUAL MEETING RESULTS
                An annual meeting of the funds' shareholders was held on August 16, 1999. Each matter voted upon at that meeting, as well as the number of votes cast for, against or withheld, the number of abstentions, and the number of broker non-votes with respect to such matters, are set forth below.

                (1) The funds' preferred shareholders elected the following directors:

                                             SHARES      SHARES WITHHOLDING
                                           VOTED "FOR"   AUTHORITY TO VOTE
                                          -------------  ------------------
MINNESOTA MUNICIPAL TERM TRUST
David T. Bennett .......................        1,121                 0
Leonard W. Kedrowski ...................        1,121                 0

MINNESOTA MUNICIPAL TERM TRUST II
David T. Bennett .......................          668                 0
Leonard W. Kedrowski ...................          668                 0

                David Bennett passed away in September, 1999. The funds' preferred shareholders will be asked to elect a replacement director at the next annual meeting.

--------------------------------------------------------------------------------

            1999 Annual Report  28  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

                (2) The funds' preferred and common shareholders, voting as a class, elected the following directors:

                                             SHARES      SHARES WITHHOLDING
                                           VOTED "FOR"   AUTHORITY TO VOTE
                                          -------------  ------------------
MINNESOTA MUNICIPAL TERM TRUST
Robert J. Dayton .......................     5,045,981            23,950
Roger A. Gibson ........................     5,045,981            23,950
Andrew M. Hunter III ...................     5,045,981            23,950
Robert L. Spies ........................     5,045,981            23,950
Joseph D. Strauss ......................     5,045,981            23,950
Virginia L. Stringer ...................     5,045,981            23,950

MINNESOTA MUNICIPAL TERM TRUST II
Robert J. Dayton .......................     3,057,788                 0
Roger A. Gibson ........................     3,057,788                 0
Andrew M. Hunter III ...................     3,057,788                 0
Robert L. Spies ........................     3,057,788                 0
Joseph D. Strauss ......................     3,057,788                 0
Virginia L. Stringer ...................     3,057,788                 0

                (3) The funds' preferred and common shareholders, voting as a class, ratified the selection by the funds' Board of Directors of Ernst and Young LLP as the independent public accountants for the funds for the fiscal year ending December 31, 2000. The following votes were cast regarding this matter:

                                     SHARES
                                      VOTED         SHARES                      BROKER
                                      "FOR"     VOTED "AGAINST"   ABSTENTIONS  NON-VOTES
                                    ---------  -----------------  -----------  ---------
 Minnesota Municipal Term Trust     5,057,529           6,775         5,626           --
 Minnesota Municipal Term
   Trust II                         3,057,988           9,300             0           --

                TERMS AND CONDITIONS OF THE DIVIDEND REINVESTMENT PLAN
                As a shareholder, you may choose to participate in the Dividend Reinvestment Plan. It's a convenient and economical way to buy

--------------------------------------------------------------------------------

            1999 Annual Report  29  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------
                additional shares of the fund by automatically reinvesting dividends and capital gains. The plan is administered by EquiServe, the plan agent.

                ELIGIBILITY/PARTICIPATION
                You may join the plan at any time. Reinvestment of distributions will begin with the next distribution paid, provided your request is received at least 10 days before the record date for that distribution.

                If your shares are in certificate form, you may join the plan directly and have your distributions reinvested in additional shares of the fund. To enroll in this plan, call EquiServe at 1-800-543-1627. If your shares are registered in your brokerage firm's name or another name, ask the holder of your shares how you may participate.

                Banks, brokers or nominees, on behalf of their beneficial owners who wish to reinvest dividend and capital gains distributions, may participate in the plan by informing EquiServe at least 10 days before the next dividend and/or capital gains distribution.

                PLAN ADMINISTRATION
                Beginning no more than five business days before the dividend payment date, EquiServe will buy shares of the fund on the New York Stock Exchange (NYSE) or elsewhere on the open market.

                The fund will not issue any new shares in connection with the plan. All reinvestments will be at a market price plus a pro rata share of any brokerage commissions, which may be more or less than the fund's net asset value per share. The number of shares allocated to you is determined by dividing the amount of the dividend or distribution by the applicable price per share.

                There is no direct charge for reinvestment of dividends and capital gains, since EquiServe fees are paid for by the fund. However, each participant pays a pro rata portion of the

--------------------------------------------------------------------------------

            1999 Annual Report  30  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------
                brokerage commissions. Brokerage charges are expected to be lower than those for individual transactions because shares are purchased for all participants in blocks. As long as you continue to participate in the plan, distributions paid on the shares in your account will be reinvested.

                EquiServe maintains accounts for plan participants holding shares in certificate form and will furnish written confirmation of all transactions, including information you need for tax records. Reinvested shares in your account will be held by EquiServe in noncertificated form in your name.

                TAX INFORMATION
                Distributions invested in additional shares of the fund are subject to income tax, just as they would be if received in cash. Shareholders, as required by the Internal Revenue Service, will receive Form 1099 regarding the federal tax status of the prior year's distributions.

                PLAN WITHDRAWAL
                If you hold your shares in certificate form, you may terminate your participation in the plan at any time by giving written notice to EquiServe. If your shares are registered in your brokerage firm's name, you may terminate your participation via verbal or written instructions to your investment professional. Written instructions should include your name and address as they appear on the certificate or account.

                If notice is received at least 10 days before the record date, all future distributions will be paid directly to the shareholder of record.

                If your shares are issued in certificate form and you discontinue your participation in the plan, you (or your nominee) will receive an additional certificate for all full shares and a check for any fractional shares in your account.

--------------------------------------------------------------------------------

            1999 Annual Report  31  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

                PLAN AMENDMENT/TERMINATION
                The fund reserves the right to amend or terminate the plan. Should the plan be amended or terminated, participants will be notified in writing at least 90 days before the record date for such dividend or distribution. The plan may also be amended or terminated by EquiServe with at least 90 days written notice to participants in the plan.

                Any questions about the plan should be directed to your investment professional or to EquiServe LP, P.O. Box 8218, Boston, Massachusetts 02266, 1-800-543-1627.

--------------------------------------------------------------------------------

            1999 Annual Report  32  Minnesota Municipal Term Trusts

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